Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Reclassification of warrants adjusted in additional paid in capital	$ 11,122	$ 11,122	$ 11,122		$ 11,122
Reclassification of warrants adjusted in additional paid in capital	2,730	2,730	2,730		2,730
Deferred financing costs	$ 439	$ 439	$ 265	$ 600	$ 265